Note 4 - Investment in Wanchun Pharma (Details Textual) $ / shares in Units, ¥ in Thousands					1 Months Ended				3 Months Ended
	Jul. 20, 2015 USD ($) $ / shares shares	Jul. 20, 2015 CNY (¥) shares	Mar. 30, 2015 USD ($)	Mar. 30, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY (¥)	Jul. 20, 2015 USD ($) $ / shares shares	Apr. 14, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jul. 02, 2015	Apr. 10, 2015	Dec. 31, 2014 CNY (¥)
Assets											$ 14,908,000	$ 10,970,000
Cash											$ 11,687,000	$ 10,821,000
Wanchun Pharma [Member]
Payments to Acquire Equity Method Investments	$ 2,400,000
Equity Method Investments					$ (196,000)
Receivables, Fair Value Disclosure					960,000
Investment Liability, Equity Method investment	239,000				196,000				$ 239,000
Assets	$ 1,347,000								1,347,000
Equity Method Investment, Summarized Financial Information, Net Income (Loss)									49,000	$ 48,000
Equity Method Investment, Summarized Financial Information, Revenue									$ 0	$ 0
Wanchun Biotech [Member] | Wanchun Pharma [Member]
Payments to Acquire Equity Method Investments			$ 1,611,000	¥ 10,000	3,212,000	¥ 20,000
Equity Method Investment, Ownership Percentage	9.09%		9.09%	9.09%			90.91%	90.91%	9.09%				100.00%	9.09%
Wanchun Biotech [Member] | Wanchun Pharma [Member] | Patents [Member]
Payments to Acquire Equity Method Investments							$ 16,042,000	¥ 100,000
Shanghai Fosun [Member]
Payments to Acquire Equity Method Investments	$ 1,611,000	¥ 10,000
Payments to Acquire Equity Method Investments, Shares | shares	240,000	240,000
Shanghai Fosun [Member] | Wanchun Pharma [Member]
Payments to Acquire Equity Method Investments					3,212,000	¥ 20,000	$ 1,604,000	¥ 10,000
Equity Method Investment, Ownership Percentage							9.09%	9.09%
Shanghai Fosun [Member] | Wanchun Pharma [Member] | Option to Transfer Capital Contribution Obligation to Wanchun Biotech [Member]
Contractual Obligation					$ 3,212,000										¥ 20,000
Fosun Hong Kong [Member] | BeyondSpring [Member]
Payments to Acquire Equity Method Investments	$ 1,611,000	¥ 10,000
Payments to Acquire Equity Method Investments, Shares | shares	240,000	240,000
Number of Shares, Used in Fair Value Measurement | shares	240,000								240,000
Share Price | $ / shares	$ 10								$ 10
Shares Used in Fair Value Measurement, Value	$ 2,400,000								$ 2,400,000
Wanchun Pharma [Member]
Assets	1,347,000								1,347,000
Cash	$ 1,256								$ 1,256